Investment Strategy - iShares Enhanced Short-Term Bond Active ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in a portfolio of U.S. and non‑U.S. dollar-denominated investment-grade fixed- and floating-rate bonds that are rated BBB‑ or higher by S&P Global Ratings and/or Fitch Ratings, Inc. (“Fitch”), or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the Fund’s management team to be of equivalent quality. For purposes of the 80% test, bonds include corporate bonds of U.S. and non-U.S. issuers, U.S. government bonds (including U.S. Treasury Bills, notes, bonds, and Treasury Inflation-Protected Securities (“TIPS”)); municipal bonds; non-U.S. government bonds, bills, and inflation linked bonds; and money market instruments. Under normal circumstances, the Fund will invest primarily in fixed- and floating-rate securities maturing in three years or less.
The Fund may invest in derivatives such as fixed income bond futures, interest rate swaps, foreign exchange spot contracts and forwards. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.
Under normal circumstances, the dollar weighted average life of the Fund’s portfolio is expected to be one year or less, as calculated by the Fund’s management team. The Fund will also seek to maintain a dollar-weighted average maturity that is less than one year. “Dollar-weighted average life,” or “WAL,” is the weighted average of the times when principal is to be repaid. “Dollar-weighted average maturity,” or “WAM,” is calculated by taking the average length of time to maturity (fixed-rate) or the next interest rate reset (floating-rate) for each underlying instrument held by the Fund, weighted according to the relative holdings per instrument.
The Fund is an actively managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specified index. The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.
The Fund is classified as non‑diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act”).
The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share.